December 31, 2013

Supplement

SUPPLEMENT DATED DECEMBER 31, 2013 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated October 31, 2013
Active Assets Government Securities Trust, dated October 31, 2013
Active Assets Institutional Government Securities Trust, dated October 31, 2013
Active Assets Institutional Money Trust, dated October 31, 2013
Active Assets Money Trust, dated October 31, 2013
Active Assets Tax-Free Trust, dated October 31, 2013
Morgan Stanley California Tax-Free Daily Income Trust, dated April 30, 2013
Morgan Stanley European Equity Fund Inc., dated February 28, 2013
Morgan Stanley Focus Growth Fund, dated April 30, 2013
Morgan Stanley Global Fixed Income Opportunities Fund, Classes A, B, L and I, dated February 28, 2013
Morgan Stanley Global Fixed Income Opportunities Fund, Class IS, dated June 13, 2013
Morgan Stanley Global Infrastructure Fund, Classes A, B, L and I, dated April 30, 2013
Morgan Stanley Global Infrastructure Fund, Class Q, dated April 30, 2013
Morgan Stanley Limited Duration U.S. Government Trust, dated September 30, 2013
Morgan Stanley Mortgage Securities Trust, dated February 28, 2013
Morgan Stanley Multi Cap Growth Trust, Classes A, B, L and I, dated March 29, 2013
Morgan Stanley Multi Cap Growth Trust, Class IS, dated June 13, 2013
Morgan Stanley New York Municipal Money Market Trust, dated April 30, 2013
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2013
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2013
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2013
(collectively, the "Funds")

Effective January 1, 2014, the Board of Directors/Trustees of each Fund has approved changing the administrator of each Fund from Morgan Stanley Services Company Inc. to Morgan Stanley Investment Management Inc.

As a result, effective January 1, 2014, all references in each Fund's Statement of Additional Information ("SAI") to Morgan Stanley Services Company Inc., as administrator, are hereby deleted and replaced with Morgan Stanley Investment Management Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.